Promissory Notes Payable (Detail) (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member] Promissory Note Payable [Member]
Total promissory notes outstanding					$ 8,100,000
Less: unamortized discount				(2,672,783)	(2,672,783)
Promissory notes, net of discount	$ 0	$ 37,000	$ 74,000		$ 5,427,217